Columbia Funds Series Trust

225 Franklin Street

Boston, MA 02110

September 4, 2018

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust (the Registrant)
Columbia AMT-Free California Intermediate Muni Bond Fund
Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Columbia Short Term Municipal Bond Fund

Post-Effective Amendment No. 178
Registration File Nos.: 333-89661; 811-09645

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced Funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 178 (Amendment). This Amendment was filed electronically on August 27, 2018.

If you have any questions, please contact either me at (212) 850-1703 or MaryEllen McLaughlin at (617) 385-9540.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro Assistant Secretary Columbia Funds Series Trust